Revenue - Schedule of Revenue Disaggregation (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 1,422,605	$ 909,247
Sales of vehicles
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,317,756	888,652
Sales of carbon credits
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	72,155	40
Vehicle leasing revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	7,579	11,566
Sales of software and performance engineered kits
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	5,628	7,891
Other revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 19,487	$ 1,098